The Manufacturers Life Insurance Company of New York
100 Summit Lake Drive, Second Floor
Valhalla, New York 10595



May 6, 2002


VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


     Re: The Manufacturers Life Insurance Company of New York Separate Account B
         File Number 333-69987

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2002 for The Manufacturers Life Insurance Company of New York Separate Account B (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of New York, contains no changes from the form of prospectus for the Registrant contained in post-effective amendment no. 2 under the Securities Act of 1933 to the Registrant's registration statement on Form S-6 filed with the Securities and Exchange Commission on April 30, 2002 via EDGAR.

     If you have any questions, please call the undersigned at (617) 854-8628.


Very truly yours,

/s/ Gustav C. Enzie

Gustav C. Enzie
Legal Specialist